Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share of Class A Common Stock:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands except shares and per share amounts)	2024	2023	2024	2023
Numerator - basic and diluted:
Net loss	$(211,848)	$(210,829)	$(388,448)	$(384,975)
Less: Net loss attributable to the non-controlling interests	186,712	202,609	344,430	371,839
Net loss attributable to MSP Recovery, Inc.	$(25,136)	$(8,220)	$(44,018)	$(13,136)

Denominator – basic and diluted:
Weighted-average shares of Class A common stock outstanding – basic	16,924,213	4,942,592	15,969,047	4,247,349
Weighted-average shares of Class A common stock outstanding – dilutive	16,924,213	4,942,592	15,969,047	4,247,349

Earnings per share of Class A common stock – basic	$(1.49)	$(1.66)	$(2.76)	$(3.09)
Earnings per share of Class A common stock – diluted	$(1.49)	$(1.66)	$(2.76)	$(3.09)

The following table sets forth the computation of basic and diluted earnings per share of Class A common stock:

	Year Ended December 31,
(In thousands except shares and per share amounts)	2023	2022
Numerator - basic and diluted:
Net loss	$(835,145)	$(401,905)
Less: Net loss attributable to MSP Recovery, LLC pre-Business Combination	—	28,640
Less: Net loss attributable to the non-controlling interests post Business Combination	778,797	365,848
Net loss attributable to MSP Recovery, Inc. post-Business Combination	$(56,348)	$(7,417)

Denominator - basic and diluted:
Weighted-average shares of Class A common stock outstanding - basic	8,914,761	2,473,005
Weighted-average shares of Class A common stock outstanding - dilutive	8,914,761	2,473,005

Earnings per share of Class A common stock - basic	$(6.32)	$(3.00)
Earnings per share of Class A common stock - diluted	$(6.32)	$(3.00)